Stock-Based Compensation - Restricted Share Units Activity (Detail) - Restricted Stock Units - $ / shares shares in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Shares
Beginning of the period	375	0
Granted	103	377
Forfeitures	(8)	(2)
End of the period	470	375
Vested at end of the period	27	6
Weighted- Average Fair Value
Beginning of the period	$ 37.88	$ 0
Granted	45.63	37.88
Forfeitures	37.88	37.88
End of the period	39.59	37.88
Vested at end of the period	$ 44.32	$ 37.88